Affiliated companies and other equity-method investees - Summary of balances and transactions with affiliated companies and other equity-method investees (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Subsidiary or Equity Method Investee [Line Items]
Revenues		¥ 4,736,743	¥ 4,157,294	¥ 2,486,726
Non-interest expenses	[1]	1,420,521	1,288,150	1,186,103
Affiliated companies and other equity-method investees [Member]
Subsidiary or Equity Method Investee [Line Items]
Investments in affiliated companies		497,435	452,437
Advances to affiliated companies		8,954	9,580
Other receivables from affiliated companies	[2]	38,351	24,782
Other payables to affiliated companies	[3]	26,643	29,546
Revenues		3,887	2,172	2,795
Non-interest expenses		52,721	53,177	50,966
Purchase of software, securities and tangible assets		¥ 44,954	¥ 15,367	¥ 19,602

[1]	Includes primarily personnel expenses, occupancy, technology, and professional fees.
[2]	Includes ROU assets of ¥23,157 million and ¥20,664 million as of March 31, 2024 and 2025, respectively.
[3]	Includes operating lease liabilities of ¥23,157 million and ¥20,664 million as of March 31, 2024 and 2025, respectively.